Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals

Other payables and accruals consist of the following:

	At December 31,
In thousands of USD	2025	2024
Deposits from customers	25,571	12,561
Accrued operating expenses	10,242	9,537
Payables for surtaxes	8,357	8,164
Interest payable	3,682	5,018
Payable to the former owners in Norway Acquisition(1)	2,168	2,657
Payables for staff-related costs	3,484	1,932
Restoration provision	2,224	1,361
Others	1,340	1,037
Total	57,068	42,267

Current	54,655	40,617
Non-current	2,413	1,650
	57,068	42,267

(1)	Represent balance due to former owners in Norway Acquisition, which is a normal annual dividend authorized prior to the acquisition. It is thus accounted for as part of the liabilities assumed from the business combination described in Note 5(b), and listed in other payables.